Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments
Share-based payments

29        Share-based payments

Management share compensation plan

On August 20, 2020, the Company approved a management share compensation plan for a period beginning on such date and ending on December 31, 2025, extendable thereafter upon approval of the Board of Directors.

The purpose of the plan is to permit executives and key employees of either the Company or any of its subsidiaries or its affiliates acting as employers (together the “Company Group”) who are eligible to receive an annual incentive compensation consisting either of (i) a certain number of shares in the share capital of the Company or of (ii) contractual rights to receive, at a certain point in time, a certain number of shares, thereby encouraging the employees to focus on the long term growth and its contribution to the success of the Company Group.

The plan is operated by the Compensation Committee of the Board of Directors.

The Committee will determine, in its sole discretion, whether shares will be issued and allocated or rights will be granted to executives and key employees.

Shares earmarked for the plan are held in treasury until they are allocated to key employees in accordance with the Management Compensation Plan by the Compensation Committee.

Under the plan, executives and key employees awarded are granted shares which only vest if certain performance standards are met and are recognized as part of employee benefit costs in the period the shares are granted, being recorded in Salaries and social security contributions and as an increase in Other reserves in equity as services provided were received as consideration for the Company’s own equity instruments.

29        Share-based payments (Cont.)

As of December 31, 2020, there were 3,200,445 shares held in treasury of which 590,000 shares had been assigned to employees at a share price of USD 3.05, accruing as of December 31, 2020 a total value of USD 1,800. On March 12, 2021 those 590,000 shares were delivered to the beneficiaries.

During 2021, additional 250,000 shares have been assigned to employees of which 50,000 and 200,000 shares had a closing share price of USD 5.80 and USD 5.75 at grant date respectively. In December 2021, 125,000 shares were delivered to the beneficiaries, while the remaining shares will vest in instalments of 62,500 shares in December 2022 and 2023, accruing as of December 31 2021 a total value of USD 1,020.

The value of shares granted was recognized on the grant date (grant date fair value) based on the closing share price at which the Company’s shares are traded on the NYSE.

Set out below are summaries of shares granted under the plan:

	Average exercise		Average exercise
	price per share	2021	price per share	2020
As at January 1	3.05	590,000	-	-
Granted during the year	5.76	250,000	3.05	590,000
Exercised during the year	(3.52)	(715,000)	-	-
As at December 31	5.76	125,000	3.05	590,000